Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Operating activities
Net loss	$ (34,179,634)	$ (45,167,731)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	257,286	236,864
Amortization of right-of-use assets	809,030	841,299
Stock-based compensation	1,649,686	5,137,068
Common stock issued for services	42,500	467,500
Foreign currency exchange loss	509,652	144,085
Gain on extinguishment of debt		(960,790)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	1,323,584	613,432
Other long-term assets	(380,083)	49,854
Accounts payable and accrued liabilities	(1,381,199)	(2,561,215)
Accrued compensation related	56,322	35,528
Operating lease liabilities	(845,483)	(629,928)
Net cash used in operating activities	(32,138,339)	(41,794,034)
Investing activities
Purchases of property and equipment	(244,857)	(304,603)
Purchase of intangible assets		(495,000)
Net cash used in investing activities	(244,857)	(799,603)
Financing activities
Proceeds from issuance of common stock through ESPP	2,100	9,973
Proceeds from issuance of common stock and/or warrants		57,004,412
Payment of financing and offering costs	(39,794)	(4,434,441)
Proceeds from exercise of stock options	202,800	636,993
Proceeds from exercise of warrants		4,792,951
Purchase of shares under CGP and Sirtex stock purchase agreements		5,836,731
Principal payments on notes payable	(1,325,560)	(619,105)
Tax withholdings paid on equity awards	(47,515)	(238,976)
Tax shares sold to pay for tax withholdings on equity awards	46,346	220,490
Proceeds from co-promotion agreement		5,000,000
Net cash provided by (used in) financing activities	(1,161,623)	68,209,028
Effect of exchange rate changes on cash	(106,674)	(18,620)
Net increase (decrease) in cash and cash equivalents	(33,651,493)	25,596,771
Cash and cash equivalents, at beginning of year	45,951,233	20,354,462
Cash and cash equivalents, at end of year	12,299,740	45,951,233
Supplemental disclosure for cash flow information:
Interest	20,925	10,302
Income taxes	2,969	4,992
Noncash investing and financing transactions:
Expiration of warrants		329,099
Increase in right-of-use assets and operating lease liabilities resulting from contract modification		338,819
Note issued for insurance premium	$ 1,027,986	$ 1,355,919